Segments - Summary of segments banking (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net interest income	€ 7,290	€ 7,762
Net fee and commission income	2,216	1,998
– of which revaluations and trading income	2,773	3,016
– of which Regulatory expenses	439	446
Addition to loan loss provisions	612	559
Total expenses	6,846	6,439
Result before tax	5,558	6,373
Taxation	1,516	1,798
Non-controlling interests	127	118
Net result	3,915	4,456
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Taxation	(279)	(414)
Net result	(786)	(1,099)
Segments banking activities
Disclosure of operating segments [line items]
Net result	3,915	4,456
Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	7,159	7,655
Net fee and commission income	2,216	1,998
Total investment and other income	1,965	1,647
– of which share of result from associates and joint ventures	85	19
– of which revaluations and trading income	1,839	1,610
Total income	11,339	11,300
Operating expenses	6,234	5,880
– of which Regulatory expenses	439	446
Addition to loan loss provisions	612	559
Total expenses	6,846	6,439
Result before tax	4,493	4,861
Taxation	1,237	1,385
Non-controlling interests	127	118
Net result	3,130	3,358
Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	786	1,099
Retail Netherlands | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,029	1,072
Retail Netherlands | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,508	1,534
Net fee and commission income	540	513
Total investment and other income	403	376
– of which share of result from associates and joint ventures	(4)
– of which revaluations and trading income	383	355
Total income	2,451	2,423
Operating expenses	981	1,023
– of which Regulatory expenses		41
Addition to loan loss provisions	72	(43)
Total expenses	1,054	980
Result before tax	1,398	1,443
Taxation	369	371
Net result	1,029	1,072
Retail Belgium | Segments banking activities
Disclosure of operating segments [line items]
Net result	164	248
Retail Belgium | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	886	1,052
Net fee and commission income	339	306
Total investment and other income	73	43
– of which share of result from associates and joint ventures	75	(2)
– of which revaluations and trading income	48	22
Total income	1,298	1,402
Operating expenses	995	980
– of which Regulatory expenses	226	175
Addition to loan loss provisions	76	65
Total expenses	1,072	1,045
Result before tax	226	357
Taxation	62	109
Non-controlling interests	0	0
Net result	164	248
Retail Germany | Segments banking activities
Disclosure of operating segments [line items]
Net result	450	540
Retail Germany | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,215	1,337
Net fee and commission income	287	212
Total investment and other income	(77)	(51)
– of which revaluations and trading income	(84)	(56)
Total income	1,425	1,498
Operating expenses	680	628
– of which Regulatory expenses	25	40
Addition to loan loss provisions	77	65
Total expenses	758	693
Result before tax	667	805
Taxation	216	265
Non-controlling interests	1	1
Net result	450	540
Retail Other | Segments banking activities
Disclosure of operating segments [line items]
Net result	546	465
Retail Other | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,929	1,884
Net fee and commission income	356	293
Total investment and other income	164	120
– of which share of result from associates and joint ventures	5	4
– of which revaluations and trading income	148	108
Total income	2,449	2,297
Operating expenses	1,436	1,388
– of which Regulatory expenses	136	136
Addition to loan loss provisions	159	176
Total expenses	1,595	1,564
Result before tax	854	733
Taxation	202	173
Non-controlling interests	106	96
Net result	546	465
Wholesale Banking | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	786	1,099
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,748	2,293
Wholesale Banking | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,412	1,737
Net fee and commission income	696	676
Total investment and other income	1,344	1,166
– of which share of result from associates and joint ventures	(58)	(43)
– of which revaluations and trading income	1,340	1,215
Total income	3,452	3,580
Operating expenses	1,901	1,662
– of which Regulatory expenses	51	54
Addition to loan loss provisions	227	295
Total expenses	2,128	1,957
Result before tax	1,324	1,623
Taxation	342	406
Non-controlling interests	19	22
Net result	962	1,194
Wholesale Banking | Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	786	1,099
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(21)	(161)
Corporate Line | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	209	111
Net fee and commission income	(2)	(3)
Total investment and other income	57	(8)
– of which share of result from associates and joint ventures	66	61
– of which revaluations and trading income	3	(33)
Total income	265	99
Operating expenses	239	199
– of which Regulatory expenses	0	0
Addition to loan loss provisions	0	0
Total expenses	240	199
Result before tax	25	(100)
Taxation	45	61
Non-controlling interests	0
Net result	€ (21)	€ (161)